MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Strategic Bond Fund
MassMutual Diversified Value Fund
MassMutual Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Equity Opportunities Fund
MassMutual Blue Chip Growth Fund
MassMutual Growth Opportunities Fund
MassMutual Mid Cap Value Fund
MassMutual Small Cap Value Equity Fund
MassMutual Small Company Value Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
Supplement dated May 3, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information found on page B-50 under the heading Fundamental Investment Restrictions of the Funds in the section titled Investment Restrictions of the Funds:
With respect to limitation (1) above, each state and each separate political subdivision, agency, authority, or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issues of municipal bonds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-24-04

MASSMUTUAL FUNDS
MassMutual 20/80 Allocation Fund
MassMutual 40/60 Allocation Fund
MassMutual 60/40 Allocation Fund
MassMutual 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Supplement dated May 3, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information found on page B-50 under the heading Fundamental Investment Restrictions of the Funds in the section titled Investment Restrictions of the Funds:
With respect to limitation (1) above, each state and each separate political subdivision, agency, authority, or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issues of municipal bonds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M (RS)-24-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2065 Fund
Supplement dated May 3, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information found on page B-49 under the heading Fundamental Investment Restrictions of the Funds in the section titled Investment Restrictions of the Funds:
With respect to limitation (1) above, each state and each separate political subdivision, agency, authority, or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issues of municipal bonds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRTD-24-02

MASSMUTUAL FUNDS
MM Equity Asset Fund
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Supplement dated May 3, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information found on page B-50 under the heading Fundamental Investment Restrictions of the Funds in the section titled Investment Restrictions of the Funds:
With respect to limitation (1) above, each state and each separate political subdivision, agency, authority, or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issues of municipal bonds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN 24-02